EXHIBIT 99.1 FORM ABS15G-CIBC Inc.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced(1)			Assets Pending Repurchase or Replacement (within cure period)(1)			Demand in Dispute(1)			Demand Withdrawn(1)			Demand Rejected(1)
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class Commercial Mortgages
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 (CIK # 0001612124)	X	CIBC Inc.	16	$220,816,779	100%	1	$4,895,017	2.38%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$4,895,017	2.38%	0	0.00	0.00
Issuing Entity Subtotal			16	$220,816,779	100%	1	$4,895,017	2.38%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$4,895,017	2.38%	0	0.00	0.00

[1]

The repurchase activity included herein as assets subject to demand (columns g/h/i) includes new demands received during the reporting period, if any, and demands received in prior reporting periods (unless it was previously reported that (i) the asset was repurchased or replaced, (ii) the demand was withdrawn or (iii) the demand was rejected). Each asset included as an asset subject to demand (columns g/h/i) is also categorized and included as an asset pending repurchase or replacement within the cure period (columns m/n/o) or as a demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u) or (iii) the rejection of such demand (columns v/w/x), as applicable.

The repurchase activity reported herein is described in terms of a particular loan’s status as of the end of the reporting period (for columns g-x). The principal balances presented and used for calculations of percentages presented are principal balances as reported on trustee’s reports and servicer’s reports. The principal balances on those reports may reflect reductions based on the principal portion of any servicer advances that may have been made with respect to the related loan(s). One of the assets contributed to the transaction by CIBC Inc. was prepaid on January 12, 2018 in the principal amount of $9,929,436.82; therefore, the principal amount of that asset is not included in the aggregate principal balance of the assets contributed to the transaction by CIBC Inc. as of the end of the reporting period, which is used to calculate the percentage of principal balance represented by the asset that was subject of a demand during the reporting period presented in columns i/u.